Subsequent events (Details) $ / shares in Units, $ in Thousands					3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 10, 2020 $ / shares	Aug. 13, 2020 $ / shares	Apr. 10, 2020 $ / shares	Mar. 03, 2020 $ / shares	Mar. 31, 2020 USD ($)	Dec. 10, 2020 installment	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Dividends to be paid (in dollars per share)							$ 0.11	$ 0.10
Net short-term borrowings | $							$ 13,159	$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Dividends declared (in dollars per share)				$ 0.11
Net short-term borrowings | $					$ 136,000
Scenario, Forecast
Subsequent Event [Line Items]
Common stock, dividends, number of payment installments | installment						3
Dividends to be paid (in dollars per share)	$ 0.03	$ 0.03	$ 0.05